Semiannual Report
April 30, 1997
Foreign Equity Fund

Fellow Shareholders

European and Latin American stock markets posted robust returns in U.S. dollar terms during the past six months. However, a strong dollar that appreciated against most foreign currencies dampened returns for U.S. investors in many regions. Despite the unfavorable currency translation, your fund registered respectable returns during the half.

Performance Comparison

Periods Ended 4/30/97           6 Months      12 Months
_________________________________________________________

Foreign Equity Fund                6.14%          7.23%

MSCI EAFE Index                    1.72%         -0.60%

The Foreign Equity Fund maintained its steady progress during the six months ended April 30, 1997. As can be seen from the table, results for this period were well ahead of the unmanaged Morgan Stanley Capital International Europe Australia and Far East (EAFE) Index. The most important reasons for this outperformance were the fund's underweighting in the disappointing Japanese stock market and a significant position in the exuberant markets of Latin America -- particularly Brazil -- which are not components of the EAFE index.

Over the 12-month period the fund's returns were well ahead of the EAFE index. Again, the country weightings compared with that of the index were beneficial -- particularly the underweighting in Japan -- and stock selection in most markets was also positive.

INVESTMENT REVIEW

Europe

The stock markets of Europe posted solid returns. Several got off to a strong start this year, although returns to the U.S. investor were moderated by the strength of the dollar. The core Continental European economies are struggling at the moment, but looser money and weakening currencies should help them recover.

In Germany a combination of low growth and high labor costs boosted unemployment to record levels.
This in turn has raised questions as to whether the fiscal deficit can meet the Maastricht criteria, but Germany seems as committed as ever to European Monetary Union and a single currency. Despite the dull economy, the stock market has been strong, led by financials such as Deutsche Bank and manufacturers such as Volkswagen; the latter has been helped by a weaker deutschemark and the growing focus on shareholder value.

Market Performance

Six Months          Local       Local Currency       U.S.
Ended 4/30/97     Currency    vs. U.S. Dollars    Dollars
__________________________________________________________

Australia             6.94%              -1.44%      5.40%

France               23.74              -12.48       8.30

Germany              28.30              -12.62      12.11

Hong Kong            -0.04               -0.18      -0.22

Italy                25.88              -11.42      11.50

Japan                -3.19              -10.38     -13.23

Mexico               16.85                0.25      17.13

Netherlands          31.15              -12.95      14.17

Norway               25.56              -10.47      12.42

Singapore            -4.17               -2.58      -6.64

Sweden               26.05              -16.33       5.47

Switzerland          31.05              -14.57      11.95

United Kingdom       13.06               -0.36      12.66

Source: FAME Information Services, Inc., using MSCI indices.

In France the picture was similar, with the economy subdued, unemployment remaining stubbornly high, and consumer sentiment depressed. Despite these difficulties, the government also remains committed to a single currency but it will prove difficult to stimulate the economy without breaching the Maastricht guidelines for economic convergence. Looking for a firmer political base as the country approaches this important transition, President Chirac recently called a general election. At present it looks as though a right-of-center government will be returned, but the majority may not be as high as Mr. Chirac's original expectations. Given these uncertainties, the stock market has been dull but core holdings such as the supermarket chain Carrefour and conglomerate Eaux Cie Generale have been able to make further progress.

The picture looks somewhat brighter in Italy. Improve-ment in the debt position is vital for the future of this economy and the outlook here is more encouraging following recent legislation and public sector wage discipline. The lira has now returned to the European exchange rate mechanism but it is still an open question whether Italy will be in the first round of countries to join the single currency.

In the U.K. the most important news was the General Election on May 1 which brought the Labour Party under Mr. Blair to power with a massive majority. Given the strength of the economy, it was surprising to many observers that the electorate rejected the Conservative Party so comprehensively. The explanation lies in a deep desire for change after 17 years of Conservative rule, a sense that Mr. Major's party was divided over Europe, and in contrast to previous elections, a much more professional and disciplined campaign by the Labour Party.

The new government will at least inherit an economy in good shape with a strong currency, falling unemployment, and inflation at low levels. The administration has already surprised and pleased financial markets by giving more independence to the Bank of England in setting monetary policy, and its much more positive attitude toward Europe has been well received on the Continent.

The stock market greeted the incoming government with enthusiasm and pushed on to new highs. International growth stocks such as SmithKline Beecham and Glaxo Wellcome have performed well, and the conversion and public offerings of building societies (mutually owned savings associations) stimulated interest in financial stocks. The recently announced merger between the food and drinks group Grand Metropolitan, which owns Burger King, and the leading wines and spirits company Guinness was welcomed by investors. Both stocks are in our portfolio and each moved sharply ahead after the announcement.

Some of the best performance came from Europe's smaller bourses, with Switzerland powering ahead as investors belatedly appreciated that multinationals such as Novartis and Roche Holdings -- both major pharmaceutical groups -- were well positioned following an unprecedented period of Swiss franc weakness. In Spain, where ambition to qualify for Monetary Union is driving widespread reforms, the market also performed well. The sharp rise in stock prices allowed us to take profits in some of our positions, including oil company Repsol.

Chart 1 - Geographic Diversification pie chart

Far East

Stock market performance in the Pacific region was dragged down by the continued poor performance of Japan. Perhaps surprisingly, the economy in Japan is performing much better. Fourth quarter GDP growth of 2.9% was one of the fastest among the leading industrialized countries. Industrial production continued strong into the first quarter of this year with inventories declining and shipments improving significantly. These broad statistics, however, mask a tale of two economies: domestic consumption remains poor with the retail and service sectors depressed, but exports are buoyant, aided by the recent weakness of the yen. Indeed, the trade surplus has started to expand again, which will be embarrassing for Tokyo, particularly if the surplus with the U.S. expands too fast.

This contrast in the domestic economy was also reflected in the stock market where the export and technology stocks have performed well, but the financial sector, still struggling to work out problem loans, has dragged the index down. The loan problems facing Japanese banks have not been helped by several real estate transactions in Tokyo at prices some 80% below the peak of the bubble years. However, there are signs that commercial property prices are stabilizing at this level, and the stronger banks can survive provided that the valuation of their loan collateral deteriorates no further.

Our strategy in the Tokyo market favored the export and technology sectors with stocks such as NEC (communications and computers), Kyocera (ceramic packaging), and Canon (cameras and office equipment) among our largest positions. In contrast, your portfolio had no exposure to the bank stocks -- the largest sector in the index itself. This combination of positive stock selection and underweighting in the market as a whole made a major contribution to the fund's outperformance.

Elsewhere in the Pacific, stock market sentiment was adversely affected by a small rise in U.S. interest rates; many countries in the region link their monetary policies to those of the Federal Reserve so that their currencies will shadow the U.S. dollar. Export performance in the region was also disappointing with countries such as Singapore and South Korea particularly affected by the downturn in the electronic component cycle. The worst performance came from Thailand where the stock market has halved over the last 12 months. The problem here centered on a significant oversupply of commercial property, and subsequent price declines have led to the virtual bankruptcy of one of Thailand's largest finance companies.

Turning from economics to politics, the major news was unquestionably the death of China's paramount leader Deng Xiaoping. Although he held no official posts at the time of his death, his influence on Chinese history has been immense. Inheriting a backward economy at the time of his succession from Mao, Deng and his policy of rapid modernization turned the economy into a super-power. In sharp contrast to previous history, the transfer of power has gone smoothly with Jiang Zemin, Deng's hand-picked successor, assuming control. Continued political stability and an open door policy are essential for confidence in Hong Kong, which reverts to Chinese sovereignty on June 30. Although the Hong Kong stock market has been subdued since the beginning of the year, we feel confident that this transition will not affect Hong Kong's position as the dynamic financial center of the region.

Latin America

As usual, Latin America provided much of the excitement in recent months. Brazil led the way with an advance of over 30% despite fears that a deteriorating trade deficit would put downward pressure on the currency. The government should rise to these challenges, and investors have been impressed by its commitment to reform in areas such as privatization and the deregulation of public sector tariffs. Our positions in the Brazilian market are built around the telecommunications company Telecomunicacoes Brasileiras, which has outperformed handsomely. Although Brazil dominates our Latin American holdings, other countries in the region have also moved along the path of reform and their stock markets have made a useful contribution to fund performance.

In Mexico the picture is rather more settled, although the banking system remains fragile and consumer sentiment has been hurt by lower real wages. Confidence is slowly returning and the market performed much better, led by blue chips such as telecommunications company Telefonos de Mexico and retailer Cifra.

The stock markets of Argentina and Chile produced double-digit returns this year. Both countries have shown a mix of strong economic recovery, inflation under much better control, and a commitment to economic reform that has attracted the international investor.

INVESTMENT POLICY AND OUTLOOK

As usual, we have made no dramatic shifts in investment policy but, led principally by our changing expectations for individual companies, there have been some gradual changes in direction. We have been modest net investors in Japan and our new investments were in the domestic sector, which has been neglected recently while the exporters and technology stocks enjoyed the spotlight. Our underweighting in Japan is now at the lowest level of many years, and there are signs that this market has passed its worst. With the yen now stronger, stocks more related to the domestic economy are likely to lead the way, hence our push into this area. To complement this modest increase in Japan, we have been shaving positions in the better-performing markets of Southeast Asia such as Malaysia and Hong Kong. Our holdings in Thailand and Korea are negligible but we are not yet convinced that the problems in each country have been fully addressed.

More than half of the portfolio is in Europe where we can find an attractive combination of economies that are beginning to recover, a benign interest rate environment, and an increasing focus on shareholder value. We have been reducing holdings in the U.K. where the economic recovery is mature and the stock market is beginning to look overextended. Valuations look more reasonable in Continental Europe where the potential for company earnings is greater.

Latin America will probably continue to provide the excitement going forward, but it must be remembered that these are still developing economies with volatile capital markets. There will always be room for them in an international portfolio but prudence will govern our exposure.

Pulling all this together, the fund's portfolio is well diversified by country and individual stock exposure.
It gives the investor a reasonable balance between the established economies overseas where we can find quality companies at reasonable valuations and the less-developed markets where there is perhaps more potential but at higher risk. This broad strategy has served the fund well in the past and should continue to do so in the future.

Respectfully submitted,

Martin G. Wade
President
May 22, 1997

Portfolio Highlights

Industry Diversification

                                       Percent of
                                       Net Assets
                                          4/30/97
____________________________________________________

Services                                     26.9%

Finance                                      16.7

Consumer Goods                               17.5

Capital Equipment                            13.2

Energy                                       10.2

Materials                                     8.2

Multi-industry                                3.8

Miscellaneous                                 0.2

Reserves                                      3.3

Net Assets                                 100.0%
____________________________________________________

Exchange Rates to U.S. Dollars
Country                             Exchange Rate
                                          4/30/97
____________________________________________________

Argentina                                  0.9999

Australia                                  1.2823

Austria                                   12.1825

Belgium                                   35.7500

Brazil                                     1.0635

Canada                                     1.3970

Czech Republic                            30.9430

Denmark                                    6.5907

Finland                                    5.2004

France                                     5.8365

Germany                                    1.7318

Hong Kong                                  7.7465

Italy                                  1,712.1750

Japan                                    126.9350

Malaysia                                   2.5108

Mexico                                     7.9465

Netherlands                                1.9483

New Zealand                                1.4425

Norway                                     7.1212

Peru                                       2.6650

Philippines                               26.3700

Portugal                                 173.8500

Singapore                                  1.4475

South Korea                              892.0000

Spain                                    146.2050

Sweden                                     7.8447

Switzerland                                1.4741

Thailand                                  26.1225

United Kingdom                             0.6170
____________________________________________________

Security Classification
                    Percent of                    Market
                        of Net        Cost         Value
4/30/97                 Assets       (000)         (000)
_________________________________________________________

Common Stocks
    and Warrants         92.6%  $2,268,066    $2,599,554

Preferred Stocks           4.1      75,665       115,720

Bonds                      0.0         466           754

Short-Term
    Investments            4.6     127,653       127,653

Total Investments        101.3   2,471,850     2,843,681

Other Assets Less
Liabilities               -1.3     -35,628       -35,964
_________________________________________________________

Net Assets               100.0% $2,436,222    $2,807,717
_________________________________________________________

Twenty-Five Largest Holdings
                                               Percent of
                                               Net Assets
Company                         Country           4/30/97
__________________________________________________________

Royal Dutch Petroleum           Netherlands           2.1%

SmithKline Beecham              United Kingdom        1.9

Telecomunicacoes Brasileiras    Brazil                1.9

Wolters Kluwer                  Netherlands           1.7

Elsevier                        Netherlands           1.6

Novartis                        Switzerland           1.6

National Westminster Bank       United Kingdom        1.5

Eaux Cie Generale               France                1.3

Reed International              United Kingdom        1.2

Roche Holdings                  Switzerland           1.1

ING Groep                       Netherlands           1.1

Shell Transport & Trading       United Kingdom        1.1

Canon                           Japan                 1.0

Glaxo Wellcome                  United Kingdom        1.0

Nestle                          Switzerland           0.9

ABB                             Sweden/Switzerland0.9

NEC                             Japan                 0.9

Astra                           Sweden                0.9

Denso                           Japan                 0.9

Carrefour                       France                0.9

Orkla                           Norway                0.9

Kingfisher                      United Kingdom        0.8

Kyocera                         Japan                 0.8

Sumitomo Electric Industries    Japan                 0.8

Norsk Hydro                     Norway                0.8
__________________________________________________________
Total                                                29.6%
__________________________________________________________

Summary of Investments and Cash
April 30, 1997
                                               Percent of
                    Equities   Cash    Total    MSCI EAFE
___________________________________________________________

Europe

   Austria             0.1%    --       0.1%       0.4%

   Belgium             1.2     --       1.2        1.3

   Czech Republic      --      --       --         --

   Denmark             0.2     --       0.2        0.9

   Finland             0.2     --       0.2        0.7

   France              8.3     --       8.3        7.2

   Germany             4.5     --       4.5        8.9

   Ireland             --      --       --         0.3

   Italy               2.2     --       2.2        3.2

   Netherlands        10.4     --      10.4        5.0

   Norway              1.8     --       1.8        0.6

   Portugal            0.5     --       0.5        --

   Russia              --      --       --         --

   Spain               2.3     --       2.3        2.4

   Sweden              2.4     --       2.4        2.4

   Switzerland         5.5     --       5.5        6.4

   United Kingdom     16.2     --      16.2       19.7
___________________________________________________________

Total Europe          55.8%    --      55.8%      59.4%
___________________________________________________________

Pacific Basin

   Australia           1.7%    --       1.7%       3.1%

   China               0.5     --       0.5        --

   Hong Kong           3.8     --       3.8        3.6

   India               0.3     --       0.3        --

   Japan              20.7     --      20.7       30.0

   Malaysia            2.4     --       2.4        2.4

   New Zealand         0.5     --       0.5        0.4

   Philippines         0.3     --       0.3        --

   Singapore           2.0     --       2.0        1.2

   South Korea         0.5     --       0.5        --

   Thailand            0.2     --       0.2        --
___________________________________________________________

Total Pacific Basin   32.9%    --      32.9%      40.6%
___________________________________________________________

Americas

   Argentina           0.9%    --       0.9%       --

   Brazil              4.3     --       4.3        --

   Canada              0.3     --       0.3        --

   Chile               0.7     --       0.7        --

   Mexico              1.6     --       1.6        --

   Panama              --      --       --         --

   Peru                0.1     --       0.1        --

   United States       --       4.6%    4.6        --

   Venezuela           0.1     --       0.1        --
___________________________________________________________

Total Americas        8.0%      4.6%   12.6%       --
___________________________________________________________

Other Assets Less
   Liabilities         --      -1.3    -1.3%       --
___________________________________________________________

TOTAL                 96.7%     3.3%  100.0%     100.0%*
___________________________________________________________

* Total may not add to 100.0% due to rounding.

Foreign Equity Fund
4/30/97

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

Foreign Equity Fund

Chart 2 - SEC line graph

Total Return Performance

Periods Ended
4/30/97               Calen
                        dar
                      Year-
             1     3    to-      1       3       5    Since
         MonthMonths   Date   Year Years** Years** 9/7/89**
____________________________________________________________

Foreign
Equity
Fund*     0.81% 1.89%  0.75%  7.23%   8.73%  11.72%    9.30%

T. Rowe
Price
Inter-
national
Stock
Fund      0.65  1.76   0.65   7.11    8.79   11.67     9.46

S&P 500
Index     5.97  2.41   8.81  25.13   24.16   17.10    14.75

MSCI
EAFE
Index     0.55  2.62  -0.95  -0.60    5.56   10.92  4.55***

Lipper
Inter-
national
Funds
Average   0.20  1.81   1.46   5.43    6.42   10.58     8.07

FT-A
Euro
Pacific
Index     0.44  2.16  -1.81  -2.17    4.77   10.61  4.09***

    * An "institutional only" no-load mutual fund comparable to the T. Rowe Price International Stock Fund. Net assets $2,807.7 million. Inception 9/7/89.
   ** Average annual compound total return. This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
  ***    From 8/31/89.
Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.


______________________________________________________________________________________
Financial Highlights

Foreign Equity Fund

(Unaudited)


                  For a share outstanding throughout each period

                                                               Ten
                6 Months       Year                        Months#     Year
                   Ended      Ended                          Ended    Ended
                 4/30/97   10/31/96   10/31/95   10/31/94 10/31/93 12/31/92 12/31/91
______________________________________________________________________________________
______________________________________________________________________________________
NET ASSET VALUE

Beginning
of
period        $    15.62 $   13.99  $    14.59 $    13.32  $ 10.05 $  10.73 $   9.54

Invest-
ment
activi-
ties

  Net
  invest-
  ment
  income        0.09       0.21       0.18        0.09      0.13      0.17       .18*

  Net
  real-
  ized and
  unreal-
  ized gain
  (loss)        0.86       1.78      (0.14)       1.48      3.14     (0.57)     1.28

  Total from
  investment
  activities    0.95       1.99       0.04        1.57      3.27     (0.40)     1.46

Distributions

  Net invest-
  ment
  income       (0.22)     (0.18)     (0.12)      (0.09)       --     (0.18)    (0.18)

  Net real-
  ized gain    (0.17)     (0.18)     (0.52)      (0.21)       --     (0.10)    (0.09)

  Total
  distri-
  butions      (0.39)     (0.36)     (0.64)      (0.30)       --     (0.28)    (0.27)

NET ASSET VALUE

End of
period    $   16.18  $    15.62 $    13.99  $    14.59 $   13.32 $   10.05 $   10.73

Ratios/Supplemental Data

Total
return        6.14%      14.48%      0.64%      11.96%    32.54%   (3.74)%    15.44%*

Ratio of
expenses to
average net
assets        0.74%!      0.76%      0.80%       0.82%     0.86%!    0.99%     1.00%*

Ratio of
net invest-
ment income
to average
net assets    1.32%!      1.67%      1.69%       1.26%     1.65%!    1.49%     1.64%*

Portfolio
turnover
rate          12.8%!      13.8%      18.8%       22.0%     27.4%!    35.1%     46.7%

Average
commission
rate
paid      $   0.0008 $   0.0017         --          --        --        --        --

Net assets,
end of
period (in
thou-
sands)    $2,807,717 $2,322,469 $1,559,619  $1,058,478 $ 489,389 $ 238,979 $ 143,822

______________________________________________________________________________________

* Excludes expenses in excess of a 1.00% voluntary expense limitation in effect from 3/1/90 through
  12/31/90.
! Annualized.
# The fund's fiscal year-end was changed to 10/31.
______________________________________________________________________________________

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets

Foreign Equity Fund

4/30/97 (Unaudited)
                                     Shares/Par     Value
                                                       In
                                                 thousands
___________________________________________________________

ARGENTINA  0.9%

Common Stocks  0.9%

Banco de Galicia Buenos Aires
(Class B) ADR (USD)                      93,992  $  2,287

Banco Frances del Rio
ADR (USD)                       109,808          3,335

Enron Global Power &
Pipeline (USD)                           13,780       407

Perez Companc (Class B)                 692,301     5,615

Sociedad Comercial del Plata
ADR (144a) (USD)                         19,896       604

Telecom Argentina Stet
(Class B)                       114,560          567

Telecom Argentina Stet
(Class B) ADR (USD)                      20,037     1,002

Telefonica de Argentina
(Class B) ADR (USD)                     186,794     6,211

Transportadora de Gas del Sur
(Class B) ADS (USD)                      32,868       411

YPF Sociedad Anonima (Class D)
ADR (USD)                       203,225          5,614

Total Argentina (Cost $20,501)                     26,053

AUSTRALIA  1.7%

Common Stocks  1.6%

Australia & New Zealand
Bank Group                              332,000     2,120

Australian Gas Light
Company                                 828,181     4,747

Boral Limited                           200,000       590

Broken Hill Proprietary                 354,338     4,996

Coca Cola Amatil                         66,411       759

Commonwealth Bank of Australia,
Installment Receipts, 11/14/97          386,300     2,892

Fosters Brewing Group                   634,000     1,305

Lend Lease                              114,017     2,182

National Australia Bank                 203,445     2,784

National Mutual Holdings                844,000     1,250

News Corporation                        864,931     3,986

Publishing & Broadcasting               627,124     3,311

St. George Bank                         411,000     2,526

Tabcorp Holdings                        626,000     3,093

Westpac Bank                            421,000     2,269

WMC                             499,258          2,959

Woodside Petroleum                      513,000     4,081

                                                   45,850


Preferred Stocks  0.1%

News Corporation ADR (USD)               11,750  $    178

Sydney Harbour Casino
Holdings *                            1,309,000     2,205

                                                    2,383

Total Australia (Cost $39,149)                     48,233

AUSTRIA  0.1%

Common Stocks  0.1%

EVN Energie Versorgung Nieder             6,230       770

Flughafen Wien                           15,482       642

Total Austria (Cost $1,545)                         1,412

BELGIUM  1.2%

Common Stocks  1.2%

CLF-Dexia *                              13,199     1,310

Generale de Banque                       19,238     7,978

Generale de Banque, VVPR Strip            1,524         1

Kredietbank                              50,471    19,659

UCB                             1,618            4,440

                                                   33,388

Convertible Bonds  0.0%

Kredietbank, 5.75%,

11/30/03 BEF                    14,782,500       754

                                                      754

Total Belgium (Cost $23,132)                       34,142

BRAZIL  4.3%

Common Stocks  0.6%

Brazil Fund (USD)                        58,780     1,499

Companhia Siderurgica

Nacional                        49,720,000       1,776

Eletrobras                           11,582,768     5,238

Eletrobras ADR (USD) *                   20,340       460

Telecomunicacoes Brasileiras         51,992,700     5,598

Telecomunicacoes
de Sao Paulo *                          967,420       268

White Martins                           400,674     1,364

                                                   16,203

Preferred Stocks  3.7%

Banco Bradesco                      465,618,322     3,853

Banco Itau                            3,088,000     1,670

Brahma                          7,072,250        4,811

Brasmotor                       5,547,410        1,330

Cia Cimento Portland Itau             4,882,700  $  1,722

Cia Energetica de Sao Paulo
ADR (USD) *                              20,600       327

Cia Energetica Minas Gerais          82,104,577     3,744

Cia Energetica Minas Gerais
ADR (144a) (USD) *                       16,530       750

Cia Energetica Minas Gerais
ADR, Cv. (USD)                           23,337     1,059

Cia Energetica Minas Gerais
ADR, Sponsored, Nonvoting
(USD) *                                 103,555     4,699

Cia Tecidos Norte de Minas            3,724,770     1,562

Lojas Americanas *                   37,644,000       535

Pao de Acucar GDS (USD)                 117,940     2,329

Petrol Brasileiros                   21,518,917     4,532

Telecomunicacoes Brasileiras         71,618,902     8,215

Telecomunicacoes Brasileiras
ADR (USD)                       330,229          37,894

Telecomunicacoes Brasileiras
ADR (144a) (USD)                          2,213       254

Telecomunicacoes
de Minas Gerais                      10,703,000     1,705

Telecomunicacoes
de Sao Paulo                         27,902,341     7,923

Telecomunicacoes do Rio
de Janeiro                           10,080,000     1,678

Unibanco                        119,458,000      4,413

Usiminas                        3,919,188,000    4,643

Usiminas ADR (USD)                      361,810     4,251

Usiminas ADR (144a)
(USD)                                    12,540       147

                                                  104,046

Total Brazil (Cost $74,004)                       120,249


CANADA  0.3%

Common Stocks  0.3%

Alcan Aluminium                         169,810     5,762

Royal Bank of Canada                     61,480     2,458

Total Canada (Cost $5,846)                          8,220

CHILE  0.7%

Common Stocks and Warrants 0.7%

AFP Providia ADR (USD)                   10,996       198

Chile Fund (USD)                         56,889     1,380

Chilectra ADR (144a) (USD)               33,009     2,030

Chilgener ADS (USD)                      58,934  $  1,680

Compania Cervecerias Unidas
ADS (USD)                       43,830           975

Compania de Telecomunicaciones
de Chile ADR (USD)                       94,682     3,065

Empresa Nacional de
Electricidad ADS (USD)                  140,341     2,702

Enersis ADS (USD)                        65,396     2,060
Five Arrows Chile Investment
Trust (USD)                             663,410     2,159

Five Arrows Chile Investment
Trust, Warrants, 5/31/99 (USD)*          36,758        13

Genesis Chile Fund (USD)                 66,410     2,955

Santa Isabel ADR (USD)                   50,195     1,224

Total Chile (Cost $17,604)                         20,441


CHINA  0.5%

Common Stocks  0.5%

Huaneng Power International
(Class N) ADR (USD) *                   332,700     8,068

Shanghai Petrochemical
(Class H) (HKD)                      11,919,000     2,954

Yizheng Chemical Fibre
(Class H) (HKD)                       8,500,000     1,668

Total China (Cost $12,680)                         12,690


CZECH REPUBLIC  0.0%

Common Stocks  0.0%

SPT Telecom *                             8,781       928

Total Czech Republic (Cost $834)                 928

DENMARK  0.2%

Common Stocks  0.2%

Den Danske Bank                          37,470     3,241

Tele Danmark (Class B)                   13,050       628

Unidanmark (Class A)                     40,121     1,984

Total Denmark (Cost $4,504)                         5,853

FINLAND  0.2%

Common Stocks  0.2%

Nokia (Class A)                         101,530     6,333

Total Finland (Cost $3,848)                         6,333

FRANCE  8.3%

Common Stocks  8.3%

Accor                                    18,740  $  2,687

Alcatel Alsthom                          83,300     9,263

Assurances Generales de
France                          65,582           2,134

AXA                             42,973           2,644

Canal Plus                               28,830     5,206

Carrefour                       39,497           24,660

Chargeurs International *                15,368       908

Cie de St. Gobain                        84,886    11,373

CLF-Dexia, Registered 1998               16,696     1,545

CLF-Dexia, Registered 1999               20,520     1,899

Eaux Cie Generale                       268,242    37,365

Elf Aquitaine                           103,010     9,990

GTM Entrepose                            25,080     1,510

Guilbert                        32,371           5,047

Havas                                    22,490     1,684

L'Oreal                                  10,335     3,667

Lapeyre                                  58,000     3,498

Legrand                                  20,839     3,517

LVMH                                     69,993    17,089

Pathe *                                  16,728     3,907

Pinault Printemps                        41,643    17,516

Primagaz                        35,516           3,481

Rexel                                     7,812     2,081

Sanofi                          85,656           7,998

Schneider                       171,250          9,653

Societe Generale                         14,890     1,668

Sodexho                                  30,530    14,019

Television Francaise                     88,346     8,522

Total (Class B)                         231,621    19,208

Total France (Cost $195,373)                      233,739


GERMANY  4.5%

Common Stocks and Warrants  4.2%

Allianz *                       54,500           10,574

Allianz, Warrants, 2/23/98 *             13,000     1,012

Altana                          1,686            1,305

Bayer *                                 419,013    16,269

Bayerische Hypotheken und
Wechsel Bank                            205,208     6,399

Bilfinger & Berger *                     74,460     2,769

Buderus                                   4,012     1,881

Commerzbank                             102,930     2,761

Deutsche Bank                           168,823  $  8,899

Deutsche Telekom                        134,688     2,923

Gehe                                    307,714    20,469

Hoechst                                  70,350     2,762

Hornbach Baumarkt                        14,770       469

Mannesmann                               12,767     5,021

Praktiker                       32,915           528

Rhoen Klinikum                           48,040     6,186

SAP                             18,940           3,448

Schering                        24,562           2,347

Veba                                    311,366    16,038

Veba, Warrants, 4/6/98 *                  9,526     2,761

Volkswagen                                5,994     3,794

                                                  118,615

Preferred Stocks  0.3%

Fielmann                        27,225           701

Hornbach Holdings                        32,830     2,104

Krones                          4,621            1,788

SAP                             16,644           3,065

                                                    7,658

Total Germany (Cost $109,277)                     126,273


HONG KONG  3.8%

Common Stocks  3.8%

Cathay Pacific Airways                2,799,000     4,354

Dao Heng Bank Group                   1,488,000     7,069

First Pacific                         6,084,486     7,265

Guoco Group                           1,774,000     8,427

Hong Kong Land Holdings
(USD)    7,004,719                                 14,570

Hopewell Holdings                    10,541,000     5,477

HSBC Holdings                               242         6

Hutchison Whampoa                     2,251,000    16,709

New World Development                 3,124,505    18,029

Swire Pacific (Class A)               1,530,000    11,801

Wharf Holdings                        3,301,000    12,486

Total Hong Kong (Cost $101,237)                   106,193


INDIA  0.3%

Common Stocks  0.3%

State Bank of India GDR
(USD) *                                 302,700     7,340

Total India (Cost $4,283)                           7,340


ITALY  2.2%

Common Stocks  2.2%

Banca Fideuram                        1,108,110  $  2,783

Credito Italiano                      1,873,281     2,626

Danieli & Company,

Savings Shares                           36,820       133

ENI                             1,322,107        6,730

Finanziaria Autogrill *                 152,088       213

Gucci Group (USD)                        36,839     2,556

IMI                             472,757          4,018

Industrie Natuzzi

ADR (USD)                       101,084          2,249

Istituto Nazionale
delle Assicurazioni                     555,000       736

Italgas                                 730,325     2,509

Mediolanum                              201,080     1,916

Rinascente                              202,500     1,080

Seat *                          1,895,680        580

Seat, Savings Shares *                  829,120       164

Stet                                  2,061,680     9,785

Stet, Savings Shares                    829,120     3,070

Telecom Italia                        1,730,258     4,581

Telecom Italia Mobile                 4,776,866    14,985

Telecom Italia Mobile,
Savings Shares                          872,266     1,611

Total Italy (Cost $46,721)                         62,325


JAPAN  20.7%

Common Stocks  20.7%

Advantest                       43,670           2,425

Alps Electric                           318,000     3,708

Amada                                   776,000     5,802

Canon                                 1,212,000    28,740

Citizen Watch                           448,000     3,222

Daifuku                                 126,000     1,449

Daiichi Pharmaceutical                  785,000    12,616

DaiNippon Screen

Manufacturing                           682,000     5,427

Daiwa House                             991,000    11,086

DDI                             1,551            10,300

Denso                                 1,085,000    24,703

East Japan Railway                        2,303     9,961

Fanuc                                   184,800     6,304

Hitachi                               1,254,000    11,361

Hitachi Zosen                         1,097,000     3,811

Honda Motor                              79,000  $  2,452

Inax                                    331,000     2,055

Ishihara Sangyo Kaisha *                368,000       925

Ito-Yokado                              288,000    13,817

Kao                             611,000          7,124

Kawada Industries                       107,000       392

Kokuyo                          357,000          7,762

Komatsu                                 889,000     6,499

Komori                          289,000          6,170

Kumagai Gumi                            633,000       848

Kuraray                                 807,000     7,120

Kyocera                                 381,000    22,812

Makita                          504,000          6,909

Marui                                   772,000    12,711

Matsushita Electric Industrial        1,093,000    17,480

Mitsubishi                              608,000     5,700

Mitsubishi Heavy Industries           3,408,000    22,499

Mitsubishi Paper Mills                  458,000     1,458

Mitsui Fudosan                        1,659,000    18,951

Mitsui Petrochemical
Industries                              269,000     1,265

Murata Manufacturing                    368,000    13,568

National House Industrial               170,000     2,009

NEC                             2,157,000        26,339

Nippon Hodo                             176,000     1,244

Nippon Steel                          4,634,000    13,215

Nippon Telephone & Telecom                  993     7,001

Nomura Securities                     1,078,000    12,059

Pioneer Electronic                      435,000     7,779

Sangetsu                        111,000          1,880

Sankyo                          782,000          20,946

Sega Enterprises                        109,150     2,872

Sekisui Chemical                      1,131,000    10,870

Sekisui House                           685,000     6,098

Seven Eleven Japan                       98,000     6,215

Sharp                                 1,110,000    14,429

Shin-Etsu Chemical                      617,000    12,444

Shiseido                        197,000          2,825

Sony                                    282,800    20,586

Sumitomo                        1,431,000        9,628

Sumitomo Electric Industries          1,672,000    22,656

Sumitomo Forestry                       435,000     4,421

TDK                             279,000          20,111

Teijin                          1,811,000        7,319

Tokio Marine & Fire Insurance           341,000     3,331

Tokyo Electronics                       144,100  $  5,563

Tokyo Steel Manufacturing               325,000     3,482

Toppan Printing                         598,000     7,726

Uny                             361,000          6,342

Yurtec                          154,000          1,480

Total Japan (Cost $619,752)                       580,302

MALAYSIA  2.4%

Common Stocks  2.3%

Affin Holdings                        2,451,000     5,906

Berjaya Sports Toto                   1,572,000     7,513

Commerce Asset Holdings         771,333          4,608

MBF Capital                           2,545,000     3,771

Multi-Purpose Holdings                3,042,000     4,967

Renong   5,284,000                        7,240

Resorts World                           887,000     3,268

Tanjong                         2,061,000        7,470

Technology Resources
Industries *                          1,381,000     2,530

Time Engineering                      1,215,000     2,226

United Engineers                      2,299,000    16,298

    65,797

Preferred Stocks  0.1%

Multi-Purpose Holdings, Cv.
Loan Stock, 3.00%, 1/13/02            3,574,000     1,331

Renong, Cv. Loan Stock,
4.00%, 5/21/01                          696,200       247

                                                    1,578

Total Malaysia (Cost $65,378)                      67,375

MEXICO  1.6%

Common Stocks  1.6%

Cemex (Class B)                         478,840     1,760

Cemex ADS (USD)                         505,972     3,352

Cifra (Class B) ADR (USD)             3,534,213     5,319

Fomentos Economico
Mexicano (Class B)                      332,862     1,562

Gruma (Class B) *                       608,899     2,873

Gruma (Class B) ADS (USD) *             147,828     2,799

Grupo Financiero Banamex
(Class B) *                             966,552     2,068

Grupo Financiero Banamex
(Class L) *                              31,801        64

Grupo Financiero Bancomer
(Class L) *                               8,266         2

Grupo Industrial Maseca
(Class B) *                           1,664,467  $  1,625

Grupo Modelo (Class C)                  347,864     2,110

Grupo Televisa GDR (USD)                 49,322     1,141

Kimberly-Clark Mexico
(Class A)                       1,001,310        3,642

Panamerican Beverages
(Class A) (USD)                         201,428     5,841

Telefonos de Mexico
(Class L) ADR (USD)                     285,614    11,782

Total Mexico (Cost $51,444)                        45,940

NETHERLANDS  10.4%

Common Stocks and Warrants  10.4%

ABN Amro Holdings                       245,640    16,882

Ahold                           185,780          12,682

Akzo Nobel                               21,098     2,718

Baan Company (USD)                       58,260     3,131

CSM      241,579                         13,875

Elsevier                        2,731,665        43,745

Fortis Amev                             264,177     9,966

Hagemeyer                       58,930           5,127

ING Groep                       716,275          28,125

ING Groep, Warrants, 3/15/01*   149,267          1,354

Koninklijke PTT Nederland       96,125           3,414

Nutricia                        38,584           5,854

Otra                            45,880           730

Polygram                        359,639          17,628

Royal Dutch Petroleum                   324,477    57,991

Unilever                        104,666          20,355

Wolters Kluwer                          394,741    46,782

                                                  290,359

Preferred Stocks  0.0%

ING Groep                       10,797           55

                                                       55

Total Netherlands (Cost $215,239)                290,414

NEW ZEALAND  0.5%

Common Stocks  0.5%

Air New Zealand (Class B)               965,300     2,791

Carter Holt Harvey                      499,115     1,107

Fernz                                   293,080       985

Fletcher Challenge Building             798,544     2,242

Fletcher Challenge Energy               158,044       459

Fletcher Challenge Forests

Division                        1,720,589        2,374

Fletcher Challenge Paper                520,089  $  1,154

Telecom Corporation of
New Zealand                             698,372     3,132

Total New Zealand (Cost $14,319)                 14,244

NORWAY  1.8%

Common Stocks  1.8%

Bergesen (Class A)                       46,430       959

Norsk Hydro                             464,112    22,615

Orkla (Class A)                         287,210    24,078

Saga Petroleum (Class B)                 85,950     1,382

Total Norway (Cost $34,865)                        49,034

PANAMA  0.0%

Common Stocks  0.0%

Banco Latinoamericano de
Exportaciones (Class E) (USD)            25,252     1,158

Total Panama (Cost $1,243)                          1,158

PERU  0.1%

Common Stocks  0.1%

Credicorp (USD)                          54,960     1,154

Telefonica del Peru (Class B)           316,910       764

Telefonica del Peru (Class B)
ADS (USD)                       83,788           2,011

Total Peru (Cost $3,495)                            3,929

PHILIPPINES  0.3%

Common Stocks  0.3%

Philippine Long Distance
Telephone                       65,100           3,715

Philippine National Bank *              583,137     3,826

Total Philippines (Cost $9,923)                     7,541

PORTUGAL  0.5%

Common Stocks and Warrants  0.5%

Jeronimo Martins *                      235,327    14,078

Jeronimo Martins, Warrants,
9/15/03 *                       17,610           319

Total Portugal (Cost $5,749)                       14,397

RUSSIA  0.0%

Common Stocks  0.0%

Rao Gazprom ADS (USD) *                  38,080       594

Total Russia (Cost $600)                              594

SINGAPORE  2.0%

Common Stocks and Warrants  2.0%

City Developments                       405,000  $  3,274

DBS Land                        1,075,000        3,476

Development Bank of
Singapore                       290,000          3,446

Fraser & Neave                          415,400     3,013

Keppel                          237,000          1,031

Keppel (Class A), New *                  59,250       252

Overseas Chinese Bank                   192,000     2,242

Overseas Union Bank                   1,282,000     8,414

Singapore Land                        1,218,000     5,680

Singapore Press                         497,820     9,217

United Industrial                     1,853,000     1,395

United Overseas Bank                  1,261,352    11,851

United Overseas Bank,
Warrants, 6/17/97 *                      72,940       251

Wing Tai Holdings                       867,000     2,240

Total Singapore (Cost $60,124)                     55,782

SOUTH KOREA  0.5%

Common Stocks  0.5%

Cho Hung Bank                           275,000     1,501

Hanil Securities *                       33,000       178

Kook Min Bank                           106,430     2,038

Korea Electric Power                    166,400     4,962

Pohang Iron & Steel                      30,660     2,229

Samsung Electronic                       49,299     4,053

Shinhan Bank                             14,500       220

Total South Korea (Cost $21,481)                 15,181


SPAIN  2.3%

Common Stocks  2.3%

Aguas de Barcelona                          728        29

Argentaria Banca de Espana               82,960     3,700

Banco Bilbao Vizcaya                     44,550     2,998

Banco Popular Espanol                    33,391     7,080

Banco Santander                         131,423     9,888

Centros Comerciales Pryca                91,773     1,594

Empresa Nacional
de Electricidad                         120,872     8,449

Gas Natural                              44,581     9,468

Iberdrola                       587,376          6,629

Repsol                          192,360          8,065

Telefonica de Espana                    262,051     6,712

Total Spain (Cost $49,902)                         64,612

SWEDEN  2.4%

Common Stocks  2.4%

ABB (Class A)                           429,500  $  5,229

Astra (Class B)                         637,607    25,318

Atlas Copco (Class B)                   259,812     6,442

Electrolux (Class B)                    162,757     9,336

Esselte (Class B)                        49,870     1,138

Hennes & Mauritz (Class B)               81,991    11,863

Nordbanken                               13,300       408

Sandvik (Class A)                        40,050       988

Sandvik (Class B)                       272,400     6,702

Scribona (Class B)                       49,060       610

Total Sweden (Cost $49,566)                        68,034


SWITZERLAND  5.5%

Common Stocks and Warrants  5.5%

ABB                             17,440           21,118

Adecco                          43,363           14,473

Ciba Specialty Chemicals *               29,943     2,580

Credit Suisse Group                      46,155     5,197

Nestle                          21,793           26,463

Novartis                        33,203           43,742

Roche Holdings                            3,734    31,537

Roche Holdings, Warrants,
5/5/98 *                        31               2

Schweizerischer Bankverein               41,064     8,970

Total Switzerland (Cost $112,747)                154,082


THAILAND  0.2%

Common Stocks  0.2%

Advanced Information Service            139,974       932

Bangkok Bank                            252,317     2,338

Siam Cement                              26,025       697

Thai Farmers Bank                       272,576     1,649

Total Thailand (Cost $9,478)                        5,616


UNITED KINGDOM  16.2%

Common Stocks  16.2%

Abbey National                        1,200,440    16,635

Argos                                 1,161,200    12,120

Asda Group                            4,778,530     8,906

BG *                                    901,200     2,629

British Petroleum                       855,802     9,806

Cable & Wireless                      2,068,200  $ 15,922

Cadbury Schweppes                     1,417,578    11,786

Caradon                               2,261,350     9,053

Centrica *                              901,200       825

Coats Viyella                           709,000     1,517

Compass Group                           760,000     8,327

David S. Smith                        1,183,500     4,297

Electrocomponents                       746,000     4,788

GKN                             138,000          2,126

Glaxo Wellcome                        1,419,650    27,910

Grand Metropolitan                    2,436,000    20,412

Guinness                        2,078,000        17,109

Heywood Williams Group                  249,576       993

Hillsdown Holdings                      675,300     1,992

John Laing (Class A)                    594,300     3,535

Kingfisher                            2,116,977    22,920

Ladbroke Group                        1,074,000     4,038

National Westminster Bank             3,625,619    42,838

Rank Group                            1,334,000     9,189

Reed International                    1,842,570    33,925

Rolls Royce                             543,851     2,142

RTZ                             977,960          15,502

Safeway                               1,772,200     9,737

Sears                                   504,000       629

Shell Transport & Trading             1,665,000    29,495

SmithKline Beecham                    3,416,015    54,700

T & N    1,399,000                                  3,038

Tesco                                 1,464,903     8,452

Tomkins                               4,234,080    18,254

United News & Media                   1,651,620    20,264

Total United Kingdom (Cost $357,160)             455,811


VENEZUELA  0.1%

Common Stocks  0.1%

Compania Anonima Nacional
Telefonos de Venezuela (Class D)
ADR (USD) *                              51,920     1,558

Total Venezuela (Cost $1,194)                       1,558



SHORT-TERM INVESTMENTS  4.6%

Commercial Paper  3.8%

Abbey National North America,
5.52%, 6/11/97                      $ 1,000,000  $    994

Becton Dickinson, 5.30%,
7/30/97                               1,225,000     1,209

Bell Atlantic Financial Services,
5.53%, 5/1/97                        10,000,000    10,000

Caisse des Depots et
Consignations, 4(2), 5.52%,
5/16/97                               5,000,000     4,989

Corporate Asset Funding 4(2),
5.52%, 5/7/97                         5,000,000     4,995

Delaware Funding, 4(2),
5.53-5.55%, 5/15-6/2/97              15,000,000    14,940

Du Pont (EI) de Nemours,
5.51%, 5/21/97                        4,800,000     4,785

Finova Capital, 5.53%,
5/21/97                              12,000,000    11,963

Great Lakes Chemical,
4(2), 5.56%, 5/27/97                  4,500,000     4,482

Mobil Australia Finance,
4(2), 5.53%, 5/12/97                  2,300,000     2,296

National Australia Funding,
5.51%, 5/21/97                       10,000,000     9,969

Preferred Receivables
Funding, 5.52%, 5/22/97              10,000,000     9,968

RTZ America, 4(2),
5.53-5.58%, 5/1-6/17/97               9,500,000     9,467

Statoil (Den Norske Stats
Oljeselskap), 5.50%, 5/13/97         10,000,000     9,982

Investments in Commercial
Paper through a Joint Account,
5.60%, 5/1/97                         5,616,191     5,616

                                                  105,655

Certificates of Deposit 0.8%

Banque National de Paris,
6.07%, 3/24/98                        1,000,000  $    999

Canadian Imperial Bank
Commerce,
5.53%, 5/23/97                       10,000,000    10,000

Hessische Landesbank,
6.13%, 4/7/98                         1,000,000       999

United States National
Bank Oregon,
5.53%, 5/19/97                       10,000,000    10,000

                                                   21,998

Total Short-Term Investments
(Cost $127,653)                                   127,653

Total Investments in Securities

101.3% of Net Assets (Cost $2,471,850)        $  2,843,681

Other Assets Less Liabilities                     (35,964)

NET ASSETS                                    $  2,807,703
                                              ___________

Net Assets Consist of:

Accumulated net investment income -
net of distributions                          $    15,703

Accumulated net realized gain/loss -
net of distributions                               27,213

Net unrealized gain (loss)                        371,495

Paid-in-capital applicable to 173,578,188
shares of $0.01 par value capital stock
outstanding; 1,000,000,000 shares authorized     2,393,306

NET ASSETS                                    $  2,807,717
                                              ___________

NET ASSET VALUE PER SHARE                     $     16.18
                                              ___________

    *    Nonincome producing
 4(2) Commercial Paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.13% of net assets.
  BEF    Belgian Franc
  HKD    Hong Kong dollar
  USD    U.S. dollar

Statement of Operations

Foreign Equity Fund

(Unaudited)

In thousands

                                                 6 Months
                                                    Ended
                                                  4/30/97
Investment Income
Income
    Dividend (net of foreign
      taxes of $ 3,133)                       $    22,955
    Interest                                        3,257

    Total income                                   26,212

Expenses
    Investment management                           8,880
    Custody and accounting                            448
    Registration                                       92
    Shareholder servicing                              14
    Legal and audit                                     9
    Directors                                           7
    Prospectus and shareholder reports                  1
    Miscellaneous                                       6

    Total expenses                                  9,457

Net investment income                              16,755

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
    Securities                                     34,459
    Foreign currency transactions                (1,101)

    Net realized gain (loss)                       33,358
Change in net unrealized gain or loss
    Securities                                     97,332
    Other assets and liabilities
    denominated in foreign currencies            (352)

    Change in net unrealized gain or loss          96,980

Net realized and unrealized gain (loss)           130,338

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                           $147,093
                                                _________

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

Foreign Equity Fund

(Unaudited)

In thousands

                                     6 Months        Year
                                        Ended       Ended
                                      4/30/97    10/31/96

Increase (Decrease) in Net Assets
Operations
    Net investment income         $    16,755 $    33,107
    Net realized gain (loss)           33,358      37,807
    Change in net unrealized
      gain or loss                     96,980     178,907

    Increase (decrease) in net
      assets from operations          147,093     249,821

Distributions to shareholders
    Net investment income             (33,767)    (21,229)
    Net realized gain                 (26,079)    (21,229)

    Decrease in net assets
      from distributions              (59,846)    (42,458)

Capital share transactions*
    Shares sold                       507,211     772,534
    Distributions reinvested           43,555      30,404
    Shares redeemed                  (152,765)   (247,451)

    Increase (decrease) in
      net assets from capital
      share transactions              398,001     555,487

Net Assets

Increase (decrease) during
    period                            485,248     762,850
Beginning of period                 2,322,469   1,559,619

End of period                     $ 2,807,717 $ 2,322,469
_________________________________________________________

*Share information
    Shares sold                        31,687      51,462
    Distributions
      reinvested                        2,750       2,138
    Shares redeemed                    (9,547)    (16,389)
    Increase (decrease) in
      shares outstanding               24,890      37,211

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

Foreign Equity Fund

4/30/97 (Unaudited)

Note 1 - Significant Accounting Policies

T. Rowe Price Institutional International Funds, Inc., (the corporation) is registered under the Investment Company Act of 1940. The Foreign Equity Fund (the fund), a diversified, open-end management investment company, is the sole portfolio currently established by the corporation and commenced operations on September 7, 1989.

Valuation Equity securities are valued at the last quoted sales price at the time the valuations are made.
A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which approximates fair value.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and State-ment of Additional Information.

Emerging Markets At April 30, 1997, the fund held investments in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Commercial Paper Joint Account The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $529,518,000 and $157,194,000, respectively, for the six months ended April 30, 1997.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At April 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $2,471,850,000, and net unrealized gain aggregated $371,831,000, of which $501,005,000 related to appreciated investments and $129,174,000 to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by Rowe Price-Fleming International, Inc. (the manager), which is owned by
T. Rowe Price Associates, Inc. (Price Associates), Robert Fleming Holdings Limited, and Jardine Fleming Hold-ings Limited under a joint venture agreement. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $1,575,000 was payable at April 30, 1997. The fee is computed daily and paid monthly, and is equal to 0.70% of average daily net assets.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $64,000 for the six months ended April 30, 1997, of which $11,000 was payable at period-end.

During the six months ended April 30, 1997, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $27,427,000 with certain affiliates of the manager and paid commissions of $98,000 related thereto.



Chart 1 - Geographic Diversification - Geographic Diversification pie chart, showing: Europe 56%, Japan 21%, Far East 12%, Latin America 8%, Other and Reserves 3%.

Chart 2 - A line chart showing the cumulative growth of $10,000 invested in the Foreign Equity Fund over the past 10 years (or from inception for funds lacking 10-year histories) compared with $10,000 invested in a broad-based index or average over the same period.